Schedule of Intangible Assets (Details) - USD ($)	Nov. 30, 2023	Feb. 28, 2023	Feb. 28, 2022
Finite-Lived Intangible Assets [Line Items]
Total	$ 7,079,307	$ 6,701,903	$ 4,362,893
Accumulated amortization	(4,796,815)	(3,933,543)	(3,172,130)
Intangible assets, net of amortization	2,282,492	2,768,360	1,190,763
Software Development [Member]
Finite-Lived Intangible Assets [Line Items]
Total	6,335,448	6,268,044	3,959,133
Software Licenses [Member]
Finite-Lived Intangible Assets [Line Items]
Total	737,576	427,576	397,477
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Total	$ 6,283	$ 6,283	$ 6,283